Average Annual Total Returns - Investor Class and Class H - Inverse Government Long Bond Strategy Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	Investor Class Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 5 Years	Investor Class Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class H 1 Year	Class H 5 Years	Class H Inception Date	Class H Since Inception	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions Since Inception	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class H Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class H Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class H Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(21.13%)	(8.77%)	(9.52%)	(21.24%)	(8.79%)	(9.54%)	(12.51%)	(6.38%)	(6.37%)	17.70%	7.85%	7.80%	(21.15%)	(8.92%)	Sep. 18, 2014	(9.22%)	(21.27%)	(8.95%)	(9.24%)	(12.52%)	(6.48%)	(6.57%)	17.70%	7.85%